Income Taxes	6 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The provision for income taxes is based upon the estimated annual effective tax rates for the year applied to the current period loss before tax plus the tax effect of any significant unusual items, discrete events or changes in tax law. Fluctuations in the distribution of pre-tax income among the Company’s operating subsidiaries can lead to fluctuations of the effective tax rate in the condensed consolidated financial statements. In the three months ended June 30, 2019 and 2018 the actual effective tax rates were 10.2% and 21.9%, respectively, and in the six months ended June 30, 2019 and 2018, the actual effective tax rates were 10.7% and 13.1%, respectively. The decrease in the effective tax rate for the three months ended June 30, 2019 as compared to the three months ended June 30, 2018 was due a slightly lower percentage of costs qualifying as research and development expenses, as well as the impact of a U.S tax discrete item related to share based payment expense. The decrease in the effective tax rate for the six months ended June 30, 2019 as compared to June 30, 2018 was also due to a slightly lower percentage of costs qualifying as research and development expenses, as well as the impact of a U.S tax discrete item related to share based payment expense.
The actual effective tax rates are lower than the 19% statutory rate of U.K. tax primarily due to administration of the U.K. research and development tax credit. The tax benefit for the three months ended June 30, 2019 increased to $3.3 million from $2.2 million for three months ended June 30, 2018 due to the higher effective tax rate described above, partially off-set by a discrete item related to share based payment expense.
The tax benefit for the six months ended June 30, 2019 increased to $6.7 million from $3.7 million for the six months ended June 30, 2018 due to the higher effective tax rate described above, partially off-set by a discrete item related to share based payment expense.
The Company currently does not recognize a deferred tax asset from its accumulated losses and records a full valuation allowance against the net deferred tax asset as the recoverability due to future taxable profits is unknown.